Geographic Information(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 30,983	$ 27,762	$ 31,925
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	12,921	11,424	11,712
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	7,196	7,326	9,191
Europe (other than Germany) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	5,250	3,460	4,635
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	2,696	3,436	3,600
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	2,832	1,958	1,985
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 88	$ 158	$ 802